Property and Equipment, net (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 81	$ 51
Less: accumulated depreciation			(27)	(12)
Property and equipment, net	$ 164		54	39
Depreciation and amortization	$ 23	$ 7	15	8
Office Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross			64	46
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross			12	0
Lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 5	$ 5